Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party balances and transactions	Related party balances and transactions
(a)Related Parties

Names of the major related parties	Nature of relationship
Zhejiang Geely Holding Group (“Geely Group”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Anhui Xinzhi Technology Co., Ltd. (“Anhui Xinzhi”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd., (“Zhejiang Huanfu”, formerly known as Zhejiang Yikatong Technology Co., Ltd.,”Zhejiang Yikatong”)	Entity controlled by the controlling shareholder of the Company
Hubei Xingji Meizu Group Co., Ltd. (formerly known as Hubei Yuanshidai Technology Co., Ltd.)	Entity controlled by the controlling shareholder of the Company
Wuhan Xingji Meizu Technology Co., Ltd and its subsidiaries	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd (“Hubei ECARX”)	Entity controlled by the controlling shareholder of the Company
Arteus Group Limited (“Arteus”)	Entity controlled by the controlling shareholder of the Company
DreamSmart Technology Pte. Ltd. (“DreamSmart”) and its subsidiaries	Entity controlled by the controlling shareholder of the Company
HaleyTek AB	Entity controlled by the controlling shareholder of the Company
Proton Holdings Berhad and its subsidiaries	Entity that the controlling shareholder of the Company has significant influence
SiEngine Technology Co., Ltd. (“SiEngine”)	Entity which is under significant influence of the Company
smart (Zhejiang) Software Technology Co.,Ltd. (“smart Zhejiang”)	Entity which is under significant influence of the Company
Shenzhen U Chance Technology Co.,Ltd.	Entity which is under significant influence of the Company
Hubei Dongjun Automotive Electronic Technology Co.,Ltd. (“Hubei Dongjun”)	Entity which is under significant influence of the Company before consolidation in July 2024 (Note 3.b)
(b)Significant transactions with related parties, except transactions disclosed elsewhere in these consolidated financial statements:
Contractual arrangements with Zhejiang Huanfu
Prior to December 2021, the Group provided the TSP maintenance service using its own service team. In response to the tightening of the regulatory framework governing data security, cybersecurity and privacy by PRC government authorities, the Group transferred the right to data business to Zhejiang Huanfu (the “transfer of Right to Data”) in December 2021.

In January 2022, the Group entered into a procurement framework agreement with Zhejiang Huanfu and thereafter concluded several procurement-related contracts pursuant to the procurement framework agreement to procure certain data-related services (including hosting of information, including personal data, as well as IT system support and troubleshooting) from Zhejiang Huanfu and fulfill the obligations to the Group’s connectivity service that was committed to prior to the aforementioned transfer to Zhejiang Huanfu for the sole purpose of restricting the
Group’s access to personal data. In 2022 and 2023, the Group also licensed certain intellectual property to Zhejiang Huanfu to enable it to perform such data-related services.
In 2024, the Group also provided technical consulting services to Zhejiang Huanfu on the development of telematics products and licensed certain intellectual property to Zhejiang Huanfu on information security of telematics service.

Details of transactions with Zhejiang Huanfu are included below.
Contractual arrangements with Hubei ECARX
As noted in Notes 1(c) and 1(d) above, the Group ceased consolidating Hubei ECARX after the Restructuring. However, the Group provided an interest-free loan of RMB252,287 to Hubei ECARX on which it is accruing notional interest recorded as interest income.
In 2023, in connection with the Group’s autonomous driving systems, the Group engaged Hubei ECARX for an autonomous driving compliance and cloud data compliance service after having compared the pricing terms with the quotations obtained from other unrelated third-party vendors. Under this contract, Hubei ECARX is responsible for (i) the collection and storage of general sensor data (as opposed to surveying and mapping data); (ii) the desensitization of such data in a regulation compliant environment; and (iii) the provision of the desensitized data to the Company for its ADAS/autonomous driving products and technologies. Amount paid to Hubei ECARX for these services and interest income from loan are disclosed below.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues (i):
Sales of goods revenues	1,663,076	2,715,136	3,834,291
Automotive computing platform	1,651,512	2,687,892	3,830,125
Including:
Automotive computing platform from Zhejiang Huanfu	—	1,051	—
Automotive computing platform from Hubei Ecarx	—	4	—
SoC Core Modules	77	410	1,611
Automotive merchandise and other products	11,487	26,834	2,555
Software license revenues	133,450	293,159	247,441
Including: Software license revenues from Zhejiang Huanfu	27,000	80,000	40,000
Service revenues	721,206	904,784	841,081
Automotive computing platform – Design and development service	466,747	668,802	562,323
Including: Automotive computing platform – Design and development service from Zhejiang Huanfu	—	—	97,000
Connectivity service	212,406	199,681	246,071
Other services	42,053	36,301	32,687
Including: Other services from Zhejiang Huanfu	—	4,390	105
Total	2,517,732	3,913,079	4,922,813

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchase of products and services (ii)	677,775	635,744	1,135,797
Including:
–Purchase of products and services from Zhejiang Huanfu (ii)	64,667	102,007	25,115
–Purchase of products and services from Hubei Ecarx (ii)	—	3,306	18,195
Rental of office space (ii)	6,395	4,621	5,611
Other income (viii)	22,846	7,078	—
Interest income on loans due from related parties (iii)	1,329	5,300	449
Interest income on loans due from Hubei ECARX (vi)	7,740	10,655	11,249
Interest expense on borrowings due to related parties (iv)	12,215	12,163	15,609
Loans to related parties (iii)	57,260	214,000	10,800
Repayment of loans to related parties (iii)	29,360	214,000	17,700
Borrowings from related parties (iv)	700,000	300,000	599,000
Repayment of borrowings from related parties (iv)	700,000	300,000	449,000
Transfer of property and equipment to Zhejiang Huanfu (v)	1,604	—	—
Financial support to Anhui Xinzhi (vii)	28,500	—	—
Acquisition of software license rights (ix)	—	150,000	—
(c)Balances with related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable – related parties, net (i)	1,572,703	1,373,833
Amounts due from related parties (ii)(iii)	74,122	35,367
Other non-current assets – related parties (vi)	224,349	267,260
Accounts payable – related parties (ii) (ix)	312,830	512,638
Amounts due to related parties (ii)(iv)	35,664	177,886
Other non-current liabilities– related parties (ix)	44,519	—
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(i)The Group sold automotive computing platform products, merchandise and other products, software licenses and provided related technology development services, connectivity service, and other consulting services to a number of related parties. Among these, the Group sold automotive computing platform products, licensed the intellectual property related to TSP software and provided related technology development services and other consulting services to Zhejiang Huanfu. Accounts receivable, net due from related parties arising from sales of products and provision of services were RMB1,572,703 and RMB1,373,833 as of December 31, 2023 and 2024, respectively.

(ii)The Group purchased raw materials, technology development services and other consulting services from a number of related parties, of which, RMB29,717, RMB41,409 and RMB130,255 of purchase of raw materials were recorded as inventories as of December 31, 2022, 2023 and 2024, respectively; RMB591,613, RMB546,694 and RMB887,098 were recorded in cost of revenues for the years ended December 31, 2022, 2023 and 2024, respectively; RMB62,840, RMB47,641 and RMB118,444 were recorded in operating expenses for the years ended December 31, 2022, 2023 and 2024, respectively. The Group purchased raw materials, technology development services and TSP maintenance service from Zhejiang Huanfu, of which, RMB64,667, RMB101,587 and RMB25,107 were recorded in cost of revenues for the years ended December 31, 2022, 2023 and 2024, respectively; and nil, RMB420 and RMB8 were recorded in operating expenses for the years ended December 31, 2022, 2023 and 2024, respectively. The Group also purchased research and development service from Hubei Ecarx was recorded in operating expenses for the years ended December 31, 2023 and 2024. The Group has rented office space from related parties, pursuant to which, the Group recorded rental expenses of RMB6,395, RMB4,621 and RMB5,611 in operating expenses for the years ended December 31, 2022, 2023 and 2024, respectively.
Accounts payable to related parties includes payables arising from purchase of raw materials and services of RMB262,830 and RMB465,107 amount due from related parties includes prepayments arising from purchase of raw materials and services of RMB8,420 and RMB25,364 as of December 31, 2023 and 2024, respectively. Amounts due to related parties includes payables arising from purchase of technical services and logistics services of RMB9,701 and RMB18,193 as of December 31, 2023 and 2024, respectively.
(iii)The Group provided loans of RMB57,260, RMB214,000 and RMB10,800 to related parties, and received repayments of RMB29,360, RMB214,000 and RMB17,700 from related parties for the years ended December 31, 2022, 2023 and 2024 respectively. Interest incomes on loans due from related parties were RMB1,329, RMB5,300 and RMB449 for the years ended December 31, 2022, 2023 and 2024 respectively.
As of December 31, 2023 and 2024, loans and interest receivables from related parties was RMB65,702 and RMB10,003.
(iv)On March 28, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Hubei Xingji Times Technology Co., Ltd. in an amount of RMB200,000 with an interest rate of 2.25% per annum, which was repaid at the maturity date on September 30, 2022. On June 27, 2022, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB500,000 with an interest rate of 4.35% per annum, which was fully repaid on December 26, 2022.
In January 2023, ECARX (Hubei) Tech entered into an unsecured loan agreement with Geely Group in an amount of RMB300,000 with an interest rate of 4.1% per annum, which was fully repaid in December 2023.

In January 2024, ECARX (Hubei) Tech obtained renewed RMB300,000 loan from Geely Group. In June 2024, RMB100,000 out of the loan was repaid, the remaining RMB200,000 loan was fully repaid on December 31, 2024.

In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum, In October 2024, the interest rate was reduced to 4.8% per annum and the factoring limit was increased from RMB149,000 to RMB250,000. (Note 5). The Group received RMB299,000 in aggregate from the finance company, and RMB149,000 was repaid during the year of 2024.

Interest expense on borrowings from related parties were RMB12,215, RMB12,163 and RMB15,609 for the years ended December 31, 2022, 2023 and 2024, respectively.
The borrowings and the interest payable on borrowings from related parties was included in the amounts due to related parties and was RMB25,963 and RMB9,693 as of December 31, 2023 and 2024, respectively.

(v)In February 2022, Hubei ECARX disposed certain property and equipment to Zhejiang Huanfu at RMB1,697 and recorded a gain of RMB93 as a result of the disposal.
(vi)As of December 31, 2023 and 2024, the balance of other non-current assets due from related parties included the amounts due from its former VIE, Hubei ECARX in the amount of RMB224,349 and RMB235,598, which represented the net present value of a loan provided by the Group to Hubei ECARX with the principal of RMB252,287 and an effective annual interest rate of 5.0%. Interest incomes on loans due from related parties were RMB7,740, RMB10,655 and RMB11,249 for the years ended December 31, 2022, 2023 and 2024 respectively.

In March 2024, the Group provided software licenses to smart Zhejiang for a total consideration of RMB49,000 which is due in 3 equal annual installments. As of December 31, 2024, amounts due from smart Zhejiang of RMB45,332 , representing the net present value of the long-term receivables from smart Zhejiang with an effective annual interest rate of 3.95%, of which RMB13,670 was included within accounts receivable – related parties and RMB31,662 was recorded as other non-current assets – related parties.
(vii)In February and March 2022, the Group provided cash in the amount of RMB28,500 to Anhui Xinzhi as financial support. The Group’s equity method investment in Anhui Xinzhi was derecognized as part of the Restructuring.
(viii)Other income from related parties represents the amounts due from Arteus for recharges of expenses including those in relation to management service, sharing of office space, consultancy and other expenses paid by the Group on behalf of Arteus Group Limited. The amounts were outstanding as of December 31, 2022 and were fully settled in March 2023. In June 2023, ECARX signed an assignment of rights agreement with Arteus and DreamSmart. The amounts due from Arteus were assigned to DreamSmart, all of which were settled as of December 31, 2023.
(ix)In November 2023, the Group entered into a licensing agreement with Xingji Meizu, pursuant to which, the Group obtained a non-exclusive license under certain software of Xingji Meizu to develop and sell these software worldwide for three years. The consideration is due by instalment in three years of RMB50,000 each year. As of December 31, 2023, amounts due to Xingji Meizu of RMB94,519, representing the net present value of the long-term payables to Xingji Meizu with an effective annual interest rate of 4%, of which RMB50,000 was included within accounts payable – related parties and RMB44,519 was recorded as other non-current liabilities. As of December 31, 2024, amounts due to Xingji Meizu of RMB47,531 was included within accounts payable – related parties.